CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012 item	Dec. 31, 2011
Cost of Environmental Liabilities Associated with Remediation
Beginning Balance	$ 40.6	$ 46.3
(Reversals) charges, net	(3.1)	0.4
Payments	(5.0)	(6.1)
Ending Balance	32.5	40.6
Environmental site contingency number of sites	14
Short term environmental liabilities	10
Letters of credit
Guarantor Obligations
Unused borrowing capacity with various financial institutions	94
Guarantee for international receivable financing
Guarantor Obligations
Guarantee obligations	18
Guarantee subsidiaries' obligations to suppliers
Guarantor Obligations
Guarantee obligations	9
Guarantee subsidiaries' lines of credit
Guarantor Obligations
Guarantee obligations	$ 375